Stock Options Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
	Sep. 27, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jul. 31, 2022	Apr. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase plans employees	16,000,000	14,096,675				15,544,175
Shares issued price per share										$ 1.00	$ 0.88	$ 0.64
Shares vested grant		13,091,888				12,494,480
Share price		$ 0.41		$ 0.53	[1]	$ 0.4
Stock based compensation		$ 206		$ 478		$ 1,682		$ 1,330
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price		$ 0.53	[1]			$ 0.53	[2]	$ 0.26	[2]
Vesting period		1 year
Options exercisable period		3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price		$ 0.64	[1]			$ 0.64	[2]	$ 0.53	[2]
Vesting period		3 years
Options exercisable period		10 years
Employee Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares issued for services		7,795,675				7,821,175
Shares issued price per share		$ 0.32				$ 0.32
Employee Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares issued for services		5,821,000				7,043,000
Shares issued price per share		$ 0.58				$ 0.58
Employee Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares issued for services		480,000				480,000
Shares issued price per share		$ 0.01				$ 0.01

[1]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.
[2]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.